Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Cash and cash equivalents	€ 13,578	€ 11,142	€ 6,681	€ 7,041
Short-term investment	1,000	1,000
Liabilities [Abstract]
Short-term borrowings	2,814	2,126
Trade accounts payable	5,641	5,156
Long-term Debt	802	458
Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	13,578	11,142
Short-term investment	1,000	1,000
Liabilities [Abstract]
Short-term borrowings	2,814	2,126
Long-term Debt	802	458
Fair Value, Inputs, Level 3 [Member]
Liabilities [Abstract]
Investor Warrants	4,205	1,943
Placement Agent Warrants	€ 172	€ 148